Balance Sheet Components - Schedule of Accrued and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued compensation	$ 3,229	$ 1,618
Uninvoiced receipts	9,835	1,947
Other	1,109	556
Total accrued and other current liabilities	$ 14,173	$ 4,121